Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events
(1)

On February 4, 2021, we received a Final Award in respect of Shenzhen Ronald Lu & Partners Construction and Design Consulting Co., Ltd. (" RLP "), according to which we are required to pay the amount of $0.8 million. The new information about the event conditions occurred subsequently. The Company did not recognize the effect on the consolidated financial statements as of December 31, 2020.

(2)

On March 3, 2021, we received the judgement and order from the Court that the Private Placement previously announced by the Company on October 5, 2020 was void and should be set aside, and the Company should pay IsZo on account of cost within 14 days. The Company paid the sum of $1,520,000 on March 17, 2021.

(3)

On March 5, 2021, Zastron Shenzhen received a demand letter dated of the same day from Bank of China, regarding payment under a loan agreement entered into by and between the bank and Zastron Shenzhen on September 27, 2019. The bank indicated in the demand letter that due to the recent significant uncertainty relating to the share ownership and strategic decision-making situation of the Company, it has reconsidered whether to continue making the credit facility available to Zastron Shenzhen and is making a demand upon Zastron Shenzhen for payment in full of amounts due under the loan agreement within five days after receiving the demand letter, which is RMB621,808,910 ($96.1 million) in principal and interest accrued as of the date of the demand letter. The demand letter states that if the amount due are not paid in full by the due date, the bank will commence legal actions to collect the outstanding indebtedness. The Company will continue to negotiate with the bank on this matter, including contesting the demand letter, and there is no certainty that a resolution satisfactory to the bank can be worked out.

(4)

On March 9, 2021, NTISZ and Zastron Shenzhen received two demand letters dated the same day from Bank of Beijing and Xiamen International Bank, respectively, regarding payment under two loan agreements entered into by and between the banks and NTISZ and Zastron Shenzhen on August 8, 2019 and January 6, 2020, respectively. The banks indicated in the demand letters that due to the uncertainty of ownership and the upcoming election of directors of the Company relating to the recent litigation of the Company, they are making demand upon NTISZ and Zastron Shenzhen for payment in full of the amounts due under the loan agreements before March 12, 2021 or within five days after receiving the demand letters, which are RMB44,900,000 ($6.9 million) and RMB103,400,000 ($15.9 million) in principal amounts, respectively, as of the date of the demand. The Company will continue to negotiate with the banks on this matter, including contesting the demand letters, and there is no certainty that a resolution satisfactory to the banks can be worked out.

(5)

On March 15, 2021, NTTP received a demand letter dated the same day from The Industrial Bank Co., Ltd., Shenzhen Branch, regarding payment under a working capital facility contract entered into by and between the bank and NTTP on September 27, 2019. The bank indicated in the demand letter that due to potential changes in the board of directors of the Company relating to its recent litigation in the British Virgin Islands, they are making demand upon NTTP for payment in full of amounts due under the loan agreement before March 18, 2021, which is RMB27.50 million ($4.23 million) in principal as at March 10, 2021. The Company will continue to negotiate with the bank on this matter, including contesting the Demand Letter, and there is no certainty that a resolution satisfactory to the bank can be worked out.

(6)

Following the issuance of demand letters, the Lending Banks have restricted the remittance from the bank accounts of the subsidiaries of the Company in their banks in China. The Company is negotiating with the Lending Banks.

(7)

On March 12, 2021, following the Judgement, Greater Sail initiated an arbitration against the Company at the Hong Kong International Arbitration Centre for a refund of a sum of US$146.9 million, being the payment for the 16,051,219 shares placed to Greater Sail, pursuant to the Securities Purchase Agreement dated October 5, 2020, on the ground that the placement has been declared void and set aside. The arbitration is still in progress.